Goodwill Rollforward (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2017	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016
Goodwill [Roll Forward]
Balance at beginning of period		$ 1,167.8	$ 1,131.1	$ 1,131.1	$ 1,013.8
Acquisitions and related adjustments		157.8		36.7	117.3
Impairment	$ (142.3)	(142.3)	$ 0.0	0.0
Balance at end of period		$ 1,183.3		$ 1,167.8	$ 1,131.1